October 10, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 363 (File No. 333-192858) and Amendment No. 367 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 363 and, under the Investment Company Act of 1940, as amended, Amendment No. 367 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes (the “Material Changes”) relating to the GQG Partners International Quality Dividend Income Fund, GQG Partners US Quality Dividend Income Fund and GQG Partners Global Quality Dividend Income Fund (the “Funds”):

In the Prospectus:

1) Changing the name of each Fund as follows:

Current Name	New Name
GQG Partners International Quality Dividend Income Fund	GQG Partners International Quality Value Fund
GQG Partners US Quality Dividend Income Fund	GQG Partners US Quality Value Fund
GQG Partners Global Quality Dividend Income Fund	GQG Partners Global Quality Value Fund

2) Making certain changes to each Fund’s “Principal Investment Strategies” section.

3) Making certain changes to “Investment Style Risk” in each Fund’s “Principal Risks” section and in the Funds’ “More Information About Risk” section.

While not Material Changes, the Filing also reflects a change in each Fund’s primary benchmark and/or secondary benchmark, as applicable.

Morgan, Lewis & Bockius llp 2222 Market Street Philadelphia, PA 19103-3007 United States	+1.215.963.5000 +1.215.963.5001

We hereby request selective review of only those portions of the Filing relating to the Material Changes. The Funds’ prospectus and SAI were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Funds, pursuant to Rule 485(a)(2) on April 16, 2021 (SEC Accession No. 0001398344-21-008135) (the “2021 Filing”). The Trust believes that, aside from the Material Changes described above, any differences between the disclosures in the Filing relative to those in the 2021 Filing are not material, and substantially all of these differences have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II since the 2021 Filing.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4602.

Very truly yours,

/s/ Daniel D. Conroy
Daniel D. Conroy